Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
PRC subtotal	$ 64,786	$ 30,307
Short-term bank borrowing	58,880	28,450
Long-term debt, current portion	209	211
Sub-total, current portion	59,089	28,661
Long-term debt, non-current portion	5,697	1,646
Total	64,786	30,307
China
Debt Instrument [Line Items]
PRC subtotal	18,099	28,450
Short-term bank borrowing	13,839	28,450
Long-term debt	4,260
Total	18,099	28,450
United States
Debt Instrument [Line Items]
PRC subtotal	46,687	1,857
Senior debt-borrowings under term note	1,646	1,857
Short-term bank borrowing	45,041
Total	$ 46,687	$ 1,857